Long-term debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt
end of	6M12	2011

Long-term debt (CHF million)

Senior	117,239	120,497

Subordinated	22,763	25,998

Non-recourse liabilities from consolidated VIEs	13,860	14,858

Long-term debt	153,862	161,353

of which reported at fair value	65,018	68,036